UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $261,155
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number              Name

1                028-13041                         H Partners, LP


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                            TITLE                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS          CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------              ---------         ------      --------  --------   ---- ---  ----------- --------  -----    ------- ----
BOYD GAMING CORP            COM               103304101   26,319     3,100,000 SH        DEFINED     1          3,100,000
CF INDS HLDGS INC           COM               125269100   25,380       400,000 SH        DEFINED     1            400,000
COINSTAR INC                COM               19259P300    8,594       200,000 SH        DEFINED     1            200,000
CROWN HOLDINGS INC          COM               228368106    1,252        50,000 SH        DEFINED     1             50,000
FBR CAPITAL MARKETS CORP    COM               30247C301    4,387     1,317,383 SH        DEFINED     1          1,317,383
FOSTER WHEELER AG           COM               H27178104   16,848       800,000 SH        DEFINED     1            800,000
GRACE W R & CO DEL NEW      COM               38388F108   17,884       850,000 SH        DEFINED     1            850,000
LEAP WIRELESS INTL INC      COM NEW           521863308   48,675     3,750,000 SH        DEFINED     1          3,750,000
OWENS ILL INC               COM NEW           690768403    1,323        50,000 SH        DEFINED     1             50,000
TRANSOCEAN LTD              REG SHS           H8817H100   10,424       225,000 SH        DEFINED     1            225,000
TRANSOCEAN LTD              REG SHS           H8817H100   85,792     1,851,800 SH  CALL  DEFINED     1          1,851,800
TRICO MARINE SERVICES INC   NOTE  3.000% 1/1  896106AQ4    3,800    10,000,000 PRN       DEFINED     1         10,000,000
VANTAGE DRILLING COMPANY    ORD SHS           G93205113   10,477     7,760,937 SH        DEFINED     1          7,760,937






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